Interest-bearing loans and borrowings - Schedule and maturity of borrowings (Details) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
	Jun. 12, 2018	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		$ 1,768,510	$ 1,768,510	$ 898,720
New loans			1,933,898	1,421,360
Adoption IFRS 16					$ 105,238
Scheduled repayments			(831,000)	(519,706)
Early repayments (Note 25)			(1,225,747)	(1,031,401)
Acquisitions through business combinations (Note 25)				1,312,446
Other changes (Note 25)			(5,003)	(310,644)
Translation differences			(1,037)	(2,265)
Carrying amount of liability at the end of the period			1,744,859	1,768,510
More than 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		433,662	433,662	157,180
Carrying amount of liability at the end of the period			630,363	433,662
Between 1 and 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		1,135,969	1,135,969	644,169
Carrying amount of liability at the end of the period			893,291	1,135,969
More than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		1,569,631	1,569,631	801,349
Carrying amount of liability at the end of the period			1,523,654	1,569,631
Less than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		198,879	198,879	97,371
Carrying amount of liability at the end of the period			221,205	198,879
Bank loans
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		1,560,002	1,560,002	701,091
New loans			986,755	973,550
Adoption IFRS 16					0
Scheduled repayments			(92,651)	(84,493)
Early repayments (Note 25)		(7,300)	(1,225,747)	(825,691)
Acquisitions through business combinations (Note 25)				1,106,736
Other changes (Note 25)			(4,908)	(311,191)
Translation differences			0	0
Carrying amount of liability at the end of the period			1,223,451	1,560,002
Bank loans | More than 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		433,662	433,662	157,180
Carrying amount of liability at the end of the period			628,711	433,662
Bank loans | Between 1 and 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		987,803	987,803	496,550
Carrying amount of liability at the end of the period			545,233	987,803
Bank loans | More than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		1,421,465	1,421,465	653,730
Carrying amount of liability at the end of the period			1,173,944	1,421,465
Bank loans | Less than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		138,537	138,537	47,361
Carrying amount of liability at the end of the period			49,507	138,537
Other notes
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		148,166	148,166	147,619
New loans			50,500	0
Adoption IFRS 16					0
Scheduled repayments			0	0
Early repayments (Note 25)	$ (205,700)		0	(205,710)
Acquisitions through business combinations (Note 25)				205,710
Other changes (Note 25)			(95)	547
Translation differences			0	0
Carrying amount of liability at the end of the period			198,571	148,166
Other notes | More than 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		0	0	0
Carrying amount of liability at the end of the period			0	0
Other notes | Between 1 and 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		148,166	148,166	147,619
Carrying amount of liability at the end of the period			198,571	148,166
Other notes | More than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		148,166	148,166	147,619
Carrying amount of liability at the end of the period			198,571	148,166
Other notes | Less than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		0	0	0
Carrying amount of liability at the end of the period			0	0
Lease liabilities
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		0	0	0
New loans			498	0
Adoption IFRS 16					105,238
Scheduled repayments			(30,214)	0
Early repayments (Note 25)			0	0
Acquisitions through business combinations (Note 25)				0
Other changes (Note 25)			0	0
Translation differences			102	0
Carrying amount of liability at the end of the period			75,624	0
Lease liabilities | More than 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		0	0	0
Carrying amount of liability at the end of the period			1,652	0
Lease liabilities | Between 1 and 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		0	0	0
Carrying amount of liability at the end of the period			41,509	0
Lease liabilities | More than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		0	0	0
Carrying amount of liability at the end of the period			43,161	0
Lease liabilities | Less than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		0	0	0
Carrying amount of liability at the end of the period			32,463	0
Other borrowings
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		60,342	60,342	50,010
New loans			896,145	447,810
Adoption IFRS 16					$ 0
Scheduled repayments			(708,135)	(435,213)
Early repayments (Note 25)			0	0
Acquisitions through business combinations (Note 25)				0
Other changes (Note 25)			0	0
Translation differences			(1,139)	(2,265)
Carrying amount of liability at the end of the period			247,213	60,342
Other borrowings | More than 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		0	0	0
Carrying amount of liability at the end of the period			0	0
Other borrowings | Between 1 and 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		0	0	0
Carrying amount of liability at the end of the period			107,978	0
Other borrowings | More than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		0	0	0
Carrying amount of liability at the end of the period			107,978	0
Other borrowings | Less than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		$ 60,342	60,342	50,010
Carrying amount of liability at the end of the period			$ 139,235	$ 60,342